financing costs	12 Months Ended
Dec. 31, 2017
financing costs
financing costs

9financing costs

Years ended December 31 (millions)	Note	2017	2016
Interest expense
Interest on long-term debt — gross		$561	$538
Capitalized long-term debt interest 1	18(a)	—	(52)

Interest on long-term debt — net		561	486
Interest on short-term borrowings and other		5	4
Interest accretion on provisions	25	13	12

		579	502
Employee defined benefit plans net interest	15(b), (g)	6	6
Foreign exchange		(5)	15

		580	523
Interest income		(7)	(3)

		$573	$520

(1)	Long-term debt interest at a composite rate of 3.31% was capitalized to intangible assets with indefinite lives in the comparative period.